OTHER COMPREHENSIVE LOSS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Loss on cash flow hedges (interest-rate swap agreements) (Notes 5, 17)	$ (4)	$ (5)
Loss on transfer of other post-employment benefits (OPEB)	0	(9)
Other	(5)	0
Other comprehensive income (loss)	$ (9)	$ (14)